Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 31, 2011
Federated Mid Cap Growth Strategies Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.23%
1 Year	rr_ExpenseExampleYear01	687
3 Years	rr_ExpenseExampleYear03	975
5 Years	rr_ExpenseExampleYear05	1,284
10 Years	rr_ExpenseExampleYear10	2,158
1 Year	rr_ExpenseExampleNoRedemptionYear01	687
3 Years	rr_ExpenseExampleNoRedemptionYear03	975
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,284
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,158
Annual Return 2001	rr_AnnualReturn2001	(22.57%)
Annual Return 2002	rr_AnnualReturn2002	(26.85%)
Annual Return 2003	rr_AnnualReturn2003	40.33%
Annual Return 2004	rr_AnnualReturn2004	15.19%
Annual Return 2005	rr_AnnualReturn2005	12.82%
Annual Return 2006	rr_AnnualReturn2006	8.70%
Annual Return 2007	rr_AnnualReturn2007	18.04%
Annual Return 2008	rr_AnnualReturn2008	(42.75%)
Annual Return 2009	rr_AnnualReturn2009	30.87%
Annual Return 2010	rr_AnnualReturn2010	18.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's A class total return for the nine-month period from January 1, 2011 to September 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.15%)
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	1.10%
Federated Mid Cap Growth Strategies Fund | A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	0.95%
Federated Mid Cap Growth Strategies Fund | A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.02%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	0.96%
Federated Mid Cap Growth Strategies Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.98%
1 Year	rr_ExpenseExampleYear01	777
3 Years	rr_ExpenseExampleYear03	1,100
5 Years	rr_ExpenseExampleYear05	1,400
10 Years	rr_ExpenseExampleYear10	2,368
1 Year	rr_ExpenseExampleNoRedemptionYear01	227
3 Years	rr_ExpenseExampleNoRedemptionYear03	700
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,368
1 Year	rr_AverageAnnualReturnYear01	12.47%
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	1.05%
Federated Mid Cap Growth Strategies Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.98%
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	1,180
10 Years	rr_ExpenseExampleYear10	2,534
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	688
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,534
1 Year	rr_AverageAnnualReturnYear01	17.00%
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	0.90%
Federated Mid Cap Growth Strategies Fund | R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.73%
1 Year	rr_ExpenseExampleYear01	189
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	1,006
10 Years	rr_ExpenseExampleYear10	2,180
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,180
1 Year	rr_AverageAnnualReturnYear01	18.30%
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years	rr_AverageAnnualReturnYear10	1.20%
Federated Mid Cap Growth Strategies Fund | IS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
1 Year	rr_ExpenseExampleNoRedemptionYear01	114
3 Years	rr_ExpenseExampleNoRedemptionYear03	356
5 Years	rr_ExpenseExampleNoRedemptionYear05	617
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,363
1 Year	rr_AverageAnnualReturnYear01	19.15%
5 Years	rr_AverageAnnualReturnYear05	2.68%
10 Years	rr_AverageAnnualReturnYear10	1.66%
Federated Mid Cap Growth Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Federated Mid Cap Growth Strategies Fund (the "Fund")

Objective [Heading]	rr_ObjectiveHeading

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is appreciation of capital.
Expense [Heading]	rr_ExpenseHeading

RISK/RETURN SUMMARY: FEES AND EXPENSES

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class B Shares (B), Class C Shares (C), Class R Shares (R) and Institutional Shares (IS). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 14.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2013
Fee Waiver or Reimbursement Over Assets, Later of Termination Date or Next Effective Prospectus	cik0000745968_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationDateOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 172% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	172.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

EXAMPLE

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in domestic, mid-cap, common stocks that offer superior growth prospects. The Fund also may invest in common stocks of foreign issuers (including American Depositary Receipts (ADRs)).

Mid-cap companies are defined as those with market capitalizations similar to companies in the Russell Midcap Growth Index, which as of October 31, 2011, ranged from $877 million to $19.2 billion.

Risk [Heading]	rr_RiskHeading

What are the Main Risks of Investing in the Fund?

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Liquidity Risk. The equity securities which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risk of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
  Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  Credit Risk . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Exchange-Traded Funds (ETF) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance: Bar Chart and Table

Risk/Return Bar Chart

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated MidCap Growth Strategies Fund - A Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's A class total return for the nine-month period from January 1, 2011 to September 30, 2011 was (12.33)%.

Within the periods shown in the bar chart, the Fund's A class highest quarterly return was 19.03% (quarter ended June 30, 2003). Its lowest quarterly return was (25.15)% (quarter ended December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Return Table

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund's R class and IS class commenced operations on December 12, 2006 and January 29, 2010, respectively. For the period prior to commencement of operations of R class and IS class, the performance information shown is for A class adjusted as appropriate. In relation to IS class, the performance of A class has been adjusted to remove any voluntary waiver of Fund expenses related to A class that may have occurred during the period prior to the commencement of IS class, but has not been adjusted to reflect the expenses of the IS class since the IS class has a lower expense ratio than the expense ratio of A class. In relation to R class, the performance of A class has been adjusted to reflect expenses of R class. Additionally, for both the R class and IS class, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to A class.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class and after-tax returns for B class, C class, R class and IS class will differ from those shown for A class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-taxes returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2010)

Federated Mid Cap Growth Strategies Fund | Russell Mid-Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.88%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.12%	[2]
Federated Mid Cap Growth Strategies Fund | Lipper Multi-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.07%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.30%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.82%	[3]

[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A, B, C, R and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 1.72% and 0.97% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
[2]	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The index is unmanaged and, unlike the Fund, is not affected by cashflows.
[3]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges.